Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Semiconductors Portfolio
November 30, 2022
ELE-NPRT3-0123
1.810682.118
Common Stocks - 95.7%
	Shares	Value ($)
Auto Components - 0.2%
Auto Parts & Equipment - 0.2%
Mobileye Global, Inc.	490,500	13,984,155
Electrical Equipment - 0.3%
Electrical Components & Equipment - 0.3%
Array Technologies, Inc. (a)	983,600	20,596,584
Electronic Equipment & Components - 0.1%
Electronic Equipment & Instruments - 0.0%
Aeva Technologies, Inc. (a)(b)	1,097,800	1,844,304
Electronic Manufacturing Services - 0.1%
Jabil, Inc.	100,058	7,223,187
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		9,067,491
Semiconductors & Semiconductor Equipment - 94.5%
Semiconductor Equipment - 8.8%
KLA Corp.	95,613	37,590,251
Lam Research Corp.	474,273	224,037,080
Nova Ltd. (a)(b)	1,038,428	88,858,284
Teradyne, Inc.	2,677,822	250,242,466
		600,728,081
Semiconductors - 85.7%
Advanced Micro Devices, Inc. (a)	3,581,218	278,009,953
Allegro MicroSystems LLC (a)	2,395,486	74,595,434
Alpha & Omega Semiconductor Ltd. (a)	513,296	18,006,424
Analog Devices, Inc.	759,338	130,537,796
Broadcom, Inc.	550,950	303,589,979
Cirrus Logic, Inc. (a)	1,223,779	91,428,529
GlobalFoundries, Inc. (a)(b)	5,057,493	325,449,675
Lattice Semiconductor Corp. (a)	504,700	36,757,301
MACOM Technology Solutions Holdings, Inc. (a)	1,691,900	116,216,611
Marvell Technology, Inc.	12,795,677	595,254,894
Microchip Technology, Inc.	4,306,498	341,031,577
Micron Technology, Inc.	1,543,400	88,977,010
Monolithic Power Systems, Inc.	309,188	118,097,448
NVIDIA Corp.	9,353,368	1,582,870,465
NXP Semiconductors NV	3,842,614	675,685,246
onsemi (a)	7,961,709	598,720,517
Qualcomm, Inc.	811,888	102,695,713
Skyworks Solutions, Inc.	459,500	43,937,390
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,164,100	262,557,018
Texas Instruments, Inc.	229,235	41,367,748
Wolfspeed, Inc. (a)(b)	195,200	17,747,584
		5,843,534,312
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		6,444,262,393
Technology Hardware, Storage & Peripherals - 0.6%
Technology Hardware, Storage & Peripherals - 0.6%
IonQ, Inc. (a)(c)	155,600	802,896
Western Digital Corp. (a)	1,134,000	41,674,500
		42,477,396
TOTAL COMMON STOCKS (Cost $4,546,195,038)		6,530,388,019

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
Electronic Equipment & Components - 0.0%
Electronic Components - 0.0%
Menlo Micro, Inc. Series C (c)(d)	739,500	783,870
Metals & Mining - 0.1%
Precious Metals & Minerals - 0.1%
Diamond Foundry, Inc. Series C (a)(c)(d)	189,999	6,161,668
Semiconductors & Semiconductor Equipment - 0.5%
Semiconductor Equipment - 0.3%
Astera Labs, Inc.:
Series A (c)(d)	269,049	2,736,228
Series B (c)(d)	45,810	465,888
Series C (a)(c)(d)	185,800	1,889,586
Series D (c)(d)	1,092,759	11,113,359
		16,205,061
Semiconductors - 0.2%
Alif Semiconductor Series C (c)(d)	444,283	7,690,539
GaN Systems, Inc.:
Series F1 (c)(d)	496,628	2,736,420
Series F2 (c)(d)	262,241	1,444,948
SiMa.ai:
Series B (a)(c)(d)	309,900	1,933,776
Series B1 (c)(d)	163,147	1,190,973
		14,996,656
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		31,201,717
Software - 0.0%
Systems Software - 0.0%
Tenstorrent, Inc. Series C1 (a)(c)(d)	8,800	470,272
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $39,202,120)		38,617,527

Preferred Securities - 0.1%
	Principal Amount (e)	Value ($)
Semiconductors & Semiconductor Equipment - 0.1%
Semiconductors - 0.1%
GaN Systems, Inc. 0% (c)(d)(f)	11,640,267	7,556,861
Software - 0.0%
Systems Software - 0.0%
Tenstorrent, Inc. 0% (c)(d)(f)	490,000	440,412
TOTAL PREFERRED SECURITIES (Cost $12,130,267)		7,997,273

Money Market Funds - 7.1%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (g)	136,809,026	136,836,388
Fidelity Securities Lending Cash Central Fund 3.86% (g)(h)	343,380,599	343,414,937
TOTAL MONEY MARKET FUNDS (Cost $480,251,325)		480,251,325

TOTAL INVESTMENT IN SECURITIES - 103.5% (Cost $5,077,778,750)	7,057,254,144
NET OTHER ASSETS (LIABILITIES) - (3.5)%	(235,554,985)
NET ASSETS - 100.0%	6,821,699,159

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $47,417,696 or 0.7% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Alif Semiconductor Series C	3/08/22	9,018,296

Astera Labs, Inc. Series A	5/17/22	2,736,094

Astera Labs, Inc. Series B	5/17/22	465,865

Astera Labs, Inc. Series C	8/24/21	624,622

Astera Labs, Inc. Series D	5/17/22 - 5/27/22	11,112,812

Diamond Foundry, Inc. Series C	3/15/21	4,559,976

GaN Systems, Inc. Series F1	11/30/21	4,211,405

GaN Systems, Inc. Series F2	11/30/21	2,223,804

GaN Systems, Inc. 0%	11/30/21	11,640,267

IonQ, Inc.	3/07/21	1,556,000

Menlo Micro, Inc. Series C	2/09/22	980,207

SiMa.ai Series B	5/10/21	1,588,981

SiMa.ai Series B1	4/25/22 - 10/17/22	1,156,859

Tenstorrent, Inc. Series C1	4/23/21	523,198

Tenstorrent, Inc. 0%	4/23/21	490,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	56,307,633	1,194,189,543	1,113,660,788	967,736	-	-	136,836,388	0.3%
Fidelity Securities Lending Cash Central Fund 3.86%	109,291,689	1,532,895,806	1,298,772,558	3,378,964	-	-	343,414,937	1.1%
Total	165,599,322	2,727,085,349	2,412,433,346	4,346,700	-	-	480,251,325

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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